Our financial performance by segment - Summary of underlying EBITDA (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of other provisions [Line Items]
Profit after tax for the year		$ 9,953	[1]	$ 13,048	[2],[3]	$ 22,597	[1],[2]
Taxation		3,832		5,614	[3]	8,236	[3]
Profit before taxation		13,785		18,662	[3]	30,833	[3]
Depreciation and amortisation in subsidiaries excluding capitalised depreciation		4,976		4,871		4,525
Depreciation and amortisation in equity accounted units		484		470		497
Finance items in subsidiaries		1,713		1,846		26
Taxation and finance items in equity accounted units		741		640		759
(Gains)/losses on embedded commodity derivatives not qualifying for hedge accounting (including foreign exchange)		(15)		(6)		51
Impairment charges net of reversals		936		52		269
Gains recognised by Kitimat relating to LNG Canada's project		0		(116)		(336)
Change in closure estimates (non-operating and fully impaired sites)	$ 1,272	1,272		180		1,096
Loss on disposal of interest in subsidiary		0		105	[3]	0	[3]
Gain on sale of the Cortez royalty		0		(432)		0
Underlying EBITDA		23,892		26,272		37,720
Capitalised depreciation		358		$ 139		$ 172
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Change in closure estimates (non-operating and fully impaired sites)		$ 900

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[3]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.